MARKETABLE SECURITIES - Schedule of Marketable Securities Classified as Available-for-sale Securities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair value	$ 292,449,000	$ 456,515,000
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months	209,897,000	288,023,000
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(4,619,000)	(1,143,000)
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer	215,715,000	82,754,000
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(7,070,000)	(624,000)
Debt Securities, Available-for-sale, Unrealized Loss Position	425,612,000	370,777,000
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	(11,689,000)	(1,767,000)
Less Than A Year [Member]
Amortized cost	235,323,000	208,917,000
Gross unrealized gains	0	594,000
Gross unrealized losses	(3,874,000)	(49,000)
Fair value	231,449,000	209,462,000
Government and corporate debentures - fixed interest rate Less Than A Year [Member]
Amortized cost	223,920,000	196,408,000
Gross unrealized gains	0	583,000
Gross unrealized losses	(3,840,000)	(49,000)
Fair value	220,080,000	196,942,000
Government Sponsored Enterprises Less Than A Year [Member]
Amortized cost	3,501,000	2,501,000
Gross unrealized gains	0	1,000
Gross unrealized losses	(27,000)	0
Fair value	3,474,000	2,502,000
Government and corporate debentures - floating interest rate Less Than A Year[Member]
Amortized cost	7,902,000	10,008,000
Gross unrealized gains		10,000
Gross unrealized losses	(7,000)	0
Fair value	7,895,000	10,018,000
More Than A Year Through Five Years [Member]
Amortized cost	202,778,000	322,938,000
Gross unrealized gains	0	240,000
Gross unrealized losses	(7,815,000)	(1,718,000)
Fair value	194,963,000	321,460,000
Government and corporate debentures - fixed interest rate More Than A Year Through Five Years [Member]
Amortized cost	184,158,000	303,429,000
Gross unrealized gains	0	239,000
Gross unrealized losses	(7,550,000)	(1,636,000)
Fair value	176,608,000	302,032,000
Government-sponsored enterprises More Than A Year Through Five Years [Member]
Amortized cost	3,163,000	16,460,000
Gross unrealized gains	0	0
Gross unrealized losses	(70,000)	(79,000)
Fair value	3,093,000	16,381,000
Government and corporate debentures - floating interest rate More Than A Year Through Five Years [Member]
Amortized cost	15,457,000	3,049,000
Gross unrealized gains	0	1,000
Gross unrealized losses	(195,000)	(3,000)
Fair value	15,262,000	3,047,000
Government and corporate debentures - fixed interest rate
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months	186,664,000	270,885,000
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(4,380,000)	(1,095,000)
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer	210,024,000	75,306,000
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(7,010,000)	(576,000)
Debt Securities, Available-for-sale, Unrealized Loss Position	396,688,000	346,191,000
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	(11,390,000)	(1,671,000)
Government-sponsored enterprises debentures
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months	5,590,000	5,967,000
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(74,000)	(30,000)
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer	977,000	7,448,000
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(23,000)	(48,000)
Debt Securities, Available-for-sale, Unrealized Loss Position	6,567,000	13,415,000
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	(97,000)	(78,000)
Government and corporate debentures - floating interest rate
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months	17,643,000	11,171,000
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	(165,000)	(18,000)
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer	4,714,000	0
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	(37,000)	0
Debt Securities, Available-for-sale, Unrealized Loss Position	22,357,000	11,171,000
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ (202,000)	$ (18,000)